Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 18,830	kr 18,100
Regulatory adjustments to Common Equity Tier 1 capital	(523)	(569)
Total Common Equity Tier-1 capital	18,307	17,531
Total Tier-1 capital	18,307	17,531
Own funds	kr 18,307	17,531
IRB approach
Disclosure of objectives, policies and processes for managing capital
Threshold percentage to increase own funds	0.60%
Share capital
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 3,990	3,990
Retained earnings
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	12,829	11,239
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	245	1,256
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	1,766	1,615
Additional value adjustments due to prudent valuation
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(445)	(496)
Intangible assets
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(56)	(43)
Hedge reserve
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital		(6)
Own credit risk
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	93	112
Negative amounts resulting from the calculation of expected loss amounts
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	kr (115)	kr (136)